Schedule of Compensation Options (Details) - $ / shares					12 Months Ended
		Oct. 17, 2025	Oct. 14, 2025	Aug. 01, 2024	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, beginning					184,147	256,304
Weighted average exercise price beginning balance					$ 18.20	$ 18.06
Expired - compensation options					(170,218)	(45,000)
Weighted average exercise price, expired					$ 19.25	$ 21.00
Expired - compensation options						29,657
Weighted average exercise price, expired					$ 6.65
Number of stock options, ending					51,832	184,147
Weighted average exercise price ending balance					$ 6.59	$ 18.20
Issued - compensation options		20,000	17,903	2,500	17,903	2,500
Weighted average exercise price, issued					$ 7.53	$ 5.60
Compensation Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, beginning					59,149	122,890
Weighted average exercise price beginning balance					$ 5.25	$ 8.40
Expired - compensation options						(10,029)
Weighted average exercise price, expired						$ 17.50
Expired - compensation options						(53,712)
Weighted average exercise price, expired						$ 10.50
Number of stock options, ending					760,766	59,149
Weighted average exercise price ending balance					$ 4.28	$ 5.25
Issued - compensation options	[1]				728,050
Weighted average exercise price, issued	[1]				$ 4.20
Exercised - compensation options					(26,433)
Weighted average exercise price, exercised					$ 4.20

[1]	The grant date fair value of the September 2025 Compensation Options was estimated at $2,309,056 using the Black-Scholes valuation model with the following underlying assumptions: